CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ (587,182)	$ (80,443)	¥ 25,944	¥ (66,107)
Depreciation of property and equipment and amortization of intangible assets	45,918	6,291	46,090	47,086
Inventory provision	3,403	466	(734)	(1,681)
Impairment of amount due from related parties	13,843	1,896
Impairment of long-term investment	7,350	1,007	444	7,945
Impairment of property and equipment	0		844	1,350
Impairment of other current assets				5,421
Impairment of goodwill	540,009	73,981	0	0
Gains on disposal of subsidiaries			(5,497)
Loss on disposal of property and equipment	6,195	849	136	5
Gains on disposal of long-term investments	(2,376)	(326)	(2,842)
Expected credit losses	39,748	5,445	15,629	13,224
Share-based compensation expenses	32,655	4,474	36,321	43,336
Lease expense to reduce right-of-use assets	47,783	6,547	45,699	38,588
Share of losses of equity method investee	15,015	2,057	12,723	17,223
Exchange losses/(gains)	(112)	(15)	662	492
Deferred income tax	(16,166)	(2,215)	(33,515)	(24,803)
Fair value change of short-term investments	246	34	(492)	49
Unrealized losses on equity investments	(4,110)	(563)	3,534
Changes in operating assets and liabilities:
Trade receivables	(60,381)	(8,272)	(28,950)	13,564
Receivables from online payment platforms	(1,097)	(150)	(8,371)	4,077
Prepayment and other current assets	(40,876)	(5,600)	(50,450)	(48,259)
Inventories	(36,751)	(5,035)	(2,122)	(27,988)
Other non-current assets	(29,940)	(4,102)	5,682	(51,340)
Contract liabilities	(26,795)	(3,671)	(6,014)	(28,996)
Taxes payable	12,810	1,755	(1,630)	27,243
Salary and welfare payables	25,106	3,440	14,261	(31,092)
Amounts due (from)/to related parties	95	13	(6,499)	3,898
Operating lease liabilities	(37,984)	(5,204)	(56,517)	(40,505)
Accrued expenses and other liabilities	27,961	3,831	18,165	(15,603)
Net cash (used in)/provided by operating activities	(25,633)	(3,510)	22,501	(112,873)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(62,548)	(8,569)	(51,176)	(15,707)
Purchase of short-term investments and term deposits	(1,166,988)	(159,877)	(2,235,423)	(1,205,770)
Proceeds from maturities of short-term investments and term deposits	1,527,110	209,213	2,103,093	764,785
Cash paid for long-term investments, including prepayment for new investment	(51,388)	(7,040)	(36,264)
Proceeds from disposal of property and equipment	77	11	299	102
Proceeds from disposal of subsidiaries and investees, net of cash disposed	3,400	466	6,570
Acquisition of subsidiaries, net of cash acquired				(97,492)
Loans advanced to related party (see Note 23)	(5,854)	(802)	(8,330)	(18,130)
Proceeds from repayment of the loan advanced to related party (see Note 23)	13,230	1,813	18,620
Net cash (used in)/provided by investing activities	257,039	35,215	(202,611)	(572,212)
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares	(18,237)	(2,498)	(125,618)	(15,123)
Proceeds from capital injection of investee			50	661
Proceeds from short-term borrowings	110,000	15,070	29,825
Repayment of short-term borrowings	(70,000)	(9,590)
Dividend paid to non-controlling interests shareholders			(4,464)
Dividend distribution	(43,573)	(5,969)
Proceeds from exercise of share options and vesting RSUs	298	41	192	876
Net cash used in financing activities	(21,512)	(2,946)	(100,015)	(13,586)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	3,335	453	11,865	55,862
Net (decrease)/increase in cash, cash equivalents and restricted cash	213,229	29,212	(268,260)	(642,809)
Cash, cash equivalents and restricted cash at the beginning of the year	432,740	59,285	701,000	1,343,809
Cash, cash equivalents and restricted cash at the end of the year	645,969	88,497	432,740	701,000
Supplemental disclosures of cash flow information:
Cash paid for income taxes	11,599	1,589	(16,257)	¥ (11,360)
Supplemental disclosures of non-cash investing activities :
Converting loan receivable to long-term investment			15,115
Inventories transferred to property and equipment, net	¥ 518	$ 71	¥ 4,412